JPMorgan SMID Cap Equity Fund
Schedule of Portfolio Investments as of March 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan SMID Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.2%
Aerospace & Defense — 0.2%
Woodward, Inc.	6	622
Automobile Components — 0.7%
LCI Industries	19	2,102
Banks — 4.1%
Commerce Bancshares, Inc.	38	2,200
Cullen/Frost Bankers, Inc.	25	2,635
First Interstate BancSystem, Inc., Class A	67	2,011
ServisFirst Bancshares, Inc.	44	2,376
Wintrust Financial Corp.	42	3,059
		12,281
Building Products — 4.3%
Fortune Brands Innovations, Inc.	63	3,704
Hayward Holdings, Inc. *	250	2,936
Lennox International, Inc.	13	3,177
Simpson Manufacturing Co., Inc.	27	2,965
		12,782
Capital Markets — 8.5%
Cboe Global Markets, Inc.	29	3,874
Evercore, Inc., Class A	28	3,195
FactSet Research Systems, Inc.	9	3,597
Focus Financial Partners, Inc., Class A *	36	1,898
LPL Financial Holdings, Inc.	19	3,928
Moelis & Co., Class A	61	2,338
Morningstar, Inc.	17	3,426
StepStone Group, Inc., Class A	122	2,959
		25,215
Chemicals — 1.8%
Axalta Coating Systems Ltd. *	114	3,452
Perimeter Solutions SA *	229	1,847
		5,299
Commercial Services & Supplies — 5.9%
Driven Brands Holdings, Inc. *	124	3,756
MSA Safety, Inc.	32	4,273
Ritchie Bros Auctioneers, Inc. (Canada)	44	2,484
Stericycle, Inc. *	67	2,903
Waste Connections, Inc.	30	4,237
		17,653
Construction & Engineering — 1.6%
WillScot Mobile Mini Holdings Corp. *	102	4,796
Consumer Staples Distribution & Retail — 3.5%
BJ's Wholesale Club Holdings, Inc. *	49	3,738

JPMorgan SMID Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Consumer Staples Distribution & Retail — continued
Casey's General Stores, Inc.	12	2,653
Performance Food Group Co. *	69	4,139
		10,530
Containers & Packaging — 2.3%
AptarGroup, Inc.	30	3,563
Crown Holdings, Inc.	38	3,113
		6,676
Distributors — 2.6%
LKQ Corp.	59	3,375
Pool Corp.	13	4,439
		7,814
Diversified Consumer Services — 1.2%
Bright Horizons Family Solutions, Inc. *	45	3,431
Electrical Equipment — 0.8%
Generac Holdings, Inc. *	21	2,228
Electronic Equipment, Instruments & Components — 1.1%
Cognex Corp.	66	3,287
Financial Services — 2.5%
Jack Henry & Associates, Inc.	21	3,179
WEX, Inc. *	24	4,363
		7,542
Food Products — 1.2%
Lamb Weston Holdings, Inc.	33	3,431
Gas Utilities — 1.2%
Atmos Energy Corp.	32	3,550
Ground Transportation — 2.2%
Knight-Swift Transportation Holdings, Inc.	47	2,643
Landstar System, Inc.	16	2,926
Lyft, Inc., Class A *	89	824
		6,393
Health Care Equipment & Supplies — 3.6%
Envista Holdings Corp. *	36	1,481
ICU Medical, Inc. *	17	2,753
QuidelOrtho Corp. *	29	2,579
STERIS plc	21	3,996
		10,809
Health Care Providers & Services — 4.7%
Chemed Corp.	6	3,384
Encompass Health Corp.	69	3,732
HealthEquity, Inc. *	56	3,254
Molina Healthcare, Inc. *	13	3,555
		13,925

JPMorgan SMID Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Technology — 1.2%
Certara, Inc. *	92	2,219
Definitive Healthcare Corp. *	134	1,384
		3,603
Hotel & Resort REITs — 0.8%
Ryman Hospitality Properties, Inc.	25	2,269
Hotels, Restaurants & Leisure — 3.4%
Planet Fitness, Inc., Class A *	41	3,223
Vail Resorts, Inc.	16	3,748
Wendy's Co. (The)	145	3,148
		10,119
Household Products — 0.8%
Reynolds Consumer Products, Inc.	85	2,328
Industrial REITs — 1.3%
EastGroup Properties, Inc.	23	3,858
Insurance — 2.1%
Kinsale Capital Group, Inc.	11	3,174
RLI Corp.	23	3,115
		6,289
Leisure Products — 1.3%
Brunswick Corp.	46	3,797
Life Sciences Tools & Services — 1.9%
Syneos Health, Inc. *	50	1,785
West Pharmaceutical Services, Inc.	12	3,956
		5,741
Machinery — 6.9%
Douglas Dynamics, Inc.	58	1,845
Hillman Solutions Corp. *	300	2,528
IDEX Corp.	10	2,239
Lincoln Electric Holdings, Inc.	23	3,885
Nordson Corp.	15	3,368
RBC Bearings, Inc. *	14	3,218
Toro Co. (The)	31	3,495
		20,578
Oil, Gas & Consumable Fuels — 0.7%
DT Midstream, Inc.	41	2,007
Passenger Airlines — 0.6%
Alaska Air Group, Inc. *	44	1,863
Pharmaceuticals — 1.1%
Catalent, Inc. *	51	3,344
Professional Services — 4.1%
Broadridge Financial Solutions, Inc.	17	2,539
First Advantage Corp. *	181	2,518

JPMorgan SMID Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Professional Services — continued
SS&C Technologies Holdings, Inc.	56	3,180
TransUnion	63	3,900
		12,137
Real Estate Management & Development — 0.9%
Cushman & Wakefield plc *	240	2,529
Residential REITs — 1.1%
Mid-America Apartment Communities, Inc.	22	3,254
Retail REITs — 0.9%
National Retail Properties, Inc.	57	2,525
Semiconductors & Semiconductor Equipment — 4.1%
Allegro MicroSystems, Inc. (Japan) *	59	2,828
Entegris, Inc.	33	2,688
Power Integrations, Inc.	46	3,938
Teradyne, Inc.	24	2,585
		12,039
Software — 7.5%
Black Knight, Inc. *	60	3,453
Clearwater Analytics Holdings, Inc., Class A *	167	2,659
Envestnet, Inc. *	41	2,417
Guidewire Software, Inc. *	35	2,834
Manhattan Associates, Inc. *	21	3,296
nCino, Inc. *	82	2,033
Q2 Holdings, Inc. *	63	1,551
Tyler Technologies, Inc. *	11	3,916
		22,159
Specialized REITs — 2.1%
CubeSmart	76	3,538
Outfront Media, Inc.	171	2,772
		6,310
Specialty Retail — 0.9%
Burlington Stores, Inc. *	13	2,715
Textiles, Apparel & Luxury Goods — 0.5%
Carter's, Inc.	22	1,602
Total Common Stocks (Cost $272,923)		291,432

JPMorgan SMID Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 2.5%
Investment Companies — 2.5%
JPMorgan Prime Money Market Fund Class IM Shares, 4.96% (a) (b) (Cost $7,402)	7,400	7,403
Total Investments — 100.7% (Cost $280,325)		298,835
Liabilities in Excess of Other Assets — (0.7)%		(2,000)
NET ASSETS — 100.0%		296,835

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2023.

JPMorgan SMID Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$298,835	$—	$—	$298,835

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan SMID Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2023
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2023	Shares at March 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.96% (a) (b)	$10,971	$59,484	$63,053	$1	$—(c)	$7,403	7,400	$214	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (a) (b)	3,046	11,233	14,279	—	—	—	—	15	—
Total	$14,017	$70,717	$77,332	$1	$—	$7,403		$229	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2023.
(c)	Amount rounds to less than one thousand.